EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2024-9
Start - End Dates:	5/15/2024 - 8/15/2024
Deal Loan Count:	313

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER3492	Patriot Act form not fully executed by all parties	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	2
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI106	Debt Ratio Exception >5% and <10%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	4
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	5
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Income/Employment	CRDINC3558	Missing Profit and Loss statement for one or more Self Employed borrowers (#5)	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Appraisal	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5111	TRID - LE delivered only via e-mail but there is no prior e-sign consent in file; by regulation, LE must be treated as not delivered	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	4
Compliance	Right of Rescission	CMPROR5360	ROR - Waiver used to fund loan prior to the end of the rescission period	1
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Compliance	Documentation	CMPDOC2506	Legal docs are signed in name of corporation, partnership or LLC	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	14
Total				66

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